Dividend Income (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue From Dividends [Abstract]
Schedule of revenue from dividends [Table Text Block]
(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Financial assets at FVTPL (IFRS 9)	—	—	67,892
Financial assets at FVTPL (IAS 39)	996	446	—
Financial assets at FVTOCI	—	—	22,660
AFS financial assets	183,514	124,546	—

Total	184,510	124,992	90,552

Details of dividend income related to financial assets at fair value through other comprehensive income
(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

For the year ended December 31, 2018
Dividend income recognized from assets held Equity securities	22,386
Dividend income recognized from assets derecognized	274

Total	22,660